LONG-TERM DEBT - Long-Term Debt (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Market-indexed notes | LMATT Series 2024, Inc.
Debt Instrument [Line Items]
Long-term debt, fair value	$ 9,866,900	$ 9,886,900
Cost
Debt Instrument [Line Items]
Long-term debt, fair value		30,028,640	$ 0
Total long-term debt	118,294,506	30,028,640
Cost | Market-indexed notes | LMATT Series 2024, Inc.
Debt Instrument [Line Items]
Long-term debt, fair value	9,866,900	9,866,900	0
Cost | Market-indexed notes | LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
Long-term debt, fair value	2,333,391	2,333,391	0
Cost | Market-indexed notes | LMATT Growth & Income Series 1.2026, Inc
Debt Instrument [Line Items]
Long-term debt, fair value	400,000	400,000	0
Cost | Secured borrowing | LMATT Income Series, LP
Debt Instrument [Line Items]
Long-term debt, fair value	21,889,444	17,428,349	0
Cost | Secured borrowing | LMATT Income Series II, LP
Debt Instrument [Line Items]
Long-term debt, fair value	24,535,851	0
Cost | Unsecured borrowing
Debt Instrument [Line Items]
Deferred Financing Cost	(2,266,858)	0
Cost | Unsecured borrowing | Owl Rock Credit Facility
Debt Instrument [Line Items]
Long-term debt, fair value	25,000,000	0
Cost | Unsecured borrowing | SPV Purchase and Sale Note
Debt Instrument [Line Items]
Long-term debt, fair value	25,750,000	0
Cost | Unsecured borrowing | Sponsor PIK Note
Debt Instrument [Line Items]
Long-term debt, fair value	10,785,778	0
Fair value
Debt Instrument [Line Items]
Long-term debt, fair value		28,249,653	0
Total long-term debt	118,813,827	28,249,653
Fair value | Market-indexed notes | LMATT Series 2024, Inc.
Debt Instrument [Line Items]
Long-term debt, fair value	9,311,800	8,067,291	0
Fair value | Market-indexed notes | LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
Long-term debt, fair value	3,027,681	2,354,013	0
Fair value | Market-indexed notes | LMATT Growth & Income Series 1.2026, Inc
Debt Instrument [Line Items]
Long-term debt, fair value	427,284	400,000	0
Fair value | Secured borrowing | LMATT Income Series, LP
Debt Instrument [Line Items]
Long-term debt, fair value	22,242,291	17,428,349	$ 0
Fair value | Secured borrowing | LMATT Income Series II, LP
Debt Instrument [Line Items]
Long-term debt, fair value	24,535,851	0
Fair value | Unsecured borrowing
Debt Instrument [Line Items]
Deferred Financing Cost	(2,266,858)	0
Fair value | Unsecured borrowing | Owl Rock Credit Facility
Debt Instrument [Line Items]
Long-term debt, fair value	25,000,000	0
Fair value | Unsecured borrowing | SPV Purchase and Sale Note
Debt Instrument [Line Items]
Long-term debt, fair value	25,750,000	0
Fair value | Unsecured borrowing | Sponsor PIK Note
Debt Instrument [Line Items]
Long-term debt, fair value	$ 10,785,778	$ 0